SHARE CAPITAL AND RESERVES	12 Months Ended
Nov. 30, 2020
Disclosure of reserves within equity [abstract]
SHARE CAPITAL AND RESERVES

19. SHARE CAPITAL AND RESERVES

Authorized share capital

The Company is authorized to issue 500,000,000 common shares without par value.

The Company is authorized to issue the following preferred shares:

Preferred shares without par value	9,999,900
Series “A” preferred shares	1,000,000
Series “B” preferred shares	100
Series “C” preferred shares	1,000,000
Series “D” preferred shares	4,000,000
Series “E” preferred shares	4,000,000

20,000,000

Issued share capital

Common shares

The Company had the following share issuances during the year ended November 30, 2020:

a) On January 22, 2020, the Company issued 57,125 common shares valued at $148,198 to settle debt of $190,706 (Note 15) resulting in a gain of $42,508 which is included in gain (loss) on debt settlements.

Common shares (continued)

b) On January 22, 2020, the Company issued 11,764 common shares valued at $39,615 to a consultant of the Company for public relations services provided to the Company of which $33,058 of services were rendered during the year ended November 30, 2019 and was included in commitment to issue shares.

c) On April 27, 2020, the Company issued 50,103 common shares valued at $149,769 to settle debt of $180,294 (Notes 15 and 16) resulting in a loss of $3,476 which is included in gain (loss) on debt settlements.

d) On June 8, 2020, the Company closed a registered direct offering, under its F-3 registration statement in the United States, by issuing 2,666,672 common shares of the Company at US$1.50 per common share for total proceeds of $5,353,203 (US$4,000,002).  Concurrent with this offering, the Company issued to the investors 1,333,334 share purchase warrants exercisable for USD$1.88 per common share with a maturity date of June 9, 2025.  In connection with these offerings, the Company paid legal fees of $409,200 (US$305,761), agent fees of $428,256 (US$320,000), and issued 213,333 agent warrants with a value of $338,558 and an exercise price of US$1.88 per common share with a maturity date of June 4, 2025.

e) On July 29, 2020, the Company issued 29,536 common shares valued at $60,000 to a consultant of the Company for advisory services provided to the Company.

f) On September 16, 2020, the Company issued 250,001 common shares valued at $482,272 in relation to the vesting of 250,001 restricted share units.  As a result, the Company transferred $482,272 representing the fair value of the vested RSUs from reserves to share capital.

g) On November 17, 2020, the Company issued 84,375 common shares valued at $176,769 to a consultant of the Company for services provided to the Company.

h) During the year ended November 30, 2020, the Company issued the following for exercised stock options, warrants, and conversions:

• issued 515,000 units on the conversion of $961,186 (US$681,980) worth of net convertible debentures (Note 17) and 12,402 units on the conversion of $26,130 (US$18,605) worth of interest on the convertible debentures.  As a result, the Company transferred $134,198 from reserves to share capital representing the proportionate balance of the equity component.  Each unit comprised of one common share and one warrant with each warrant entitling the holder to acquire one common share of the Company for US$1.75 up to February 26, 2021.

• issued 493,111 common shares for total proceeds of $1,111,476 in connection with the exercise of 493,111 share purchase warrants at US$1.75 per warrant of which $104,139 was received during the year ended November 30, 2019.  As a result, the Company transferred $28,056 representing the fair value of the exercised warrants from reserves to share capital.

• issued 573,171 common shares for total proceeds of $907,036 in connection with the exercise of 573,171 share purchase warrants at US$1.20 per warrant.

• received $574,457 for the exercise of 367,084 share purchase warrants with an exercise price of US$1.20 and an expiry date of August 30, 2020 which is included in commitment to issue shares.  In December 2020, the shares were issued (Note 29).

• issued 53,505 common shares for total proceeds of $196,427 in connection with the exercise of 53,505 stock options at US$2.55 per option.  As a result, the Company transferred $144,245 representing the fair value of the exercised options from reserves to share capital.

The Company had the following share issuances during the year ended November 30, 2019:

a) On February 28, 2019, the Company issued 113,334 common shares valued at $391,013 to settle debt of $335,792 resulting in a loss of $55,221 which is included in loss on debt settlements.

b) On April 30, 2019, the Company issued 46,539 common shares valued at $243,162 to settle debt of $199,896 resulting in a loss of $43,266 which is included in loss on debt settlements.

c) On April 30, 2019, the Company issued 17,222 common shares valued at $73,980 to various consultants of the Company for consulting and public relations services provided to the Company.

d) During the year ended November 30, 2019, the Company issued the following for exercised warrants and conversions:

• issued 158,291 common shares valued at $368,617 in connection to the exercise of 158,291 share purchase warrants with an exercise price of US$1.75 per warrant.

• issued 1,000,167 units on the conversion of $1,795,455 (US$1,133,761) worth of net convertible debentures (Note 17).  As a result, the Company transferred $244,890 from reserves to share capital representing the proportionate balance of the unamortized equity component.  Additionally, the Company allocated $30,779 to reserves representing the value of the warrants issued.  Each unit comprised of one common share and one warrant with each warrant entitling the holder to acquire one common share of the Company for US$1.75 up to February 26, 2021.

The Company had the following share issuances during the year ended November 30, 2018:

a) On January 9, 2018, the Company issued 66,667 common shares valued at $415,000 pursuant to the December 12, 2017 share purchase agreement for Majesco (Note 5).

b) On August 9, 2018, a reverse acquisition transaction was completed whereby LBIX issued 1,288,497 common shares valued at $4,277,319 in exchange for all of the issued and outstanding shares of Liquid Canada (Note 3). Warrants held by Liquid Canada were transferred to the Company as part of the Arrangement valued at $96,303.

c) On October 15, 2018, the Company completed a brokered private placement which consisted of the issuance of 800,000 units at a price of US$4.00 per unit for gross proceeds of $4,157,760 (US$3,200,000).  Each unit consisted of one common share and one share purchase warrant exercisable for a three-year period at an exercise price of US$5.00 per warrant.  The Company incurred agents’ fees of $410,218, legal fees of $36,353, issued 10,000 common shares valued at $41,531 to an agent, and issued 8,000 agents warrants valued at $24,774 in connection with the closing of this private placement.

d) On October 15, 2018 the Company issued 888,000 common shares valued at $4,880,639 for licenses (Note 9).

e) On October 15, 2018, the Company issued 113,764 common shares valued at $623,771 to settle debt of $833,487 resulting in a gain of $209,716 which is included in gain on debt settlements and issued 28,451 common shares valued at $156,000 for a commitment to issue shares.

f) On October 15, 2018, the Company issued 268,000 common shares valued at $1,469,456 for the purchase of video games in connection with two separate purchase agreements (Note 13).

g) During the year ended November 30, 2018, the Company issued the following for exercised warrants and conversions:

• issued 51,148 common shares in connection with the exercise of share purchase warrants for proceeds of $154,320.  As a result, the Company transferred $23,854 representing the fair value of the exercised share purchase warrants from reserves to share capital.

• issued 1,837 common shares in connection with the exercise of 1,837 agents’ warrants at $1.25 per warrant for proceeds of $2,296.  As a result, the Company transferred $2,985 representing the fair value of the exercised share purchase warrants from reserves to share capital.

Preferred shares

As at November 30, 2020, 2019, and 2018, no preferred shares were issued and outstanding.

Treasury shares

On November 27, 2019, the Company issued 215,000 common shares into treasury as security against a loan in accordance with a Forbearance Agreement (Note 16).  In February 2021, the Company transferred these shares to the lender as full and final payment of the Forbearance Agreement (Note 29).

Profit (loss) per share

	Year ended November 30,
	2020	2019	2018
	$	$	$
Basic and diluted loss per share attributable to the Company from continuing operations	(0.66)	(1.77)	(3.16)
Basic and diluted loss per share attributable to the Company	(0.79)	(1.78)	(3.14)
Basic and diluted loss per share attributable to the non-controlling interest	(0.23)	(0.01)	0.02
Weighted average number of common shares outstanding	7,845,300	4,255,297	2,397,117

Stock options

Prior to the Arrangement described in Note 3, the Company had a stock option plan whereby the Company could grant share options to directors, officers, employees, and consultants enabling them to acquire up to 15% of the issued common shares of the Company.

The exercise price of each option is set by the Board of Directors at the time of grant subject to a minimum price of $0.10 per share but cannot be less than the market price (less permissible discounts) on the Canadian Stock Exchange. Options can have a maximum term of five years and typically terminate ninety days following the termination of the optionee’s employment or engagement (thirty days for options granted for investor relations services), except in the case of retirement or death. Vesting of options is at the discretion of the Board of Directors at the time the options are granted.

All stock options outstanding in Liquid Canada were cancelled upon the completion of the Arrangement.

Following the Arrangement, the Company does not have a formal stock option plan.  The Company occasionally grants stock options to its employees, officers, directors and consultants to purchase common shares of the Company. The options granted are exercisable at a price which is equal to or greater than the fair market value of the common shares at the date the options are granted. The options are granted with varied vesting periods but generally vest immediately on grant. Options granted generally have a life of five years.

During fiscal 2018 and in connection with the Arrangement, the Company granted 117,000 stock options, with a total fair value of $236,345, to former option holders of LBIX of which 89,000 stock options vest 25% on grant date, 25% on October 2, 2018, 25% on January 2, 2019, and 25% on April 2, 2019.  Of the total fair value granted, $96,303 was considered to be part of the cost of acquisition of LBIX (Note 3).  During the year ended November 30, 2020, the Company recorded share-based compensation of $Nil (2019 -$36,781; 2018 - $111,135) in relation to these options.

During the year ended November 30, 2019, the Company granted 461,500 stock options with a total fair value of $1,136,731 that vested immediately on grant.

During the year ended November 30, 2020, the Company granted 550,000 stock options with a total fair value of $1,011,582 that vested immediately on grant.

The following weighted average assumptions were used in the Black-Scholes option-pricing model for the valuation of the stock options granted:

	2020	2019	2018
Risk-free interest rate	0.47%	1.82%	2.09%
Dividend yield	Nil	nil	Nil
Expected life	5.0 years	5.0 years	0.94 years
Volatility	103%	92%	127%
Weighted average fair value per option	$1.79	$2.46	$2.08

Stock option transactions are summarized as follows:

	Number of Stock Options	Weighted Average Exercise Price
		$
Balance, November 30, 2017	220,000	3.75
Cancelled – Plan of Arrangement	(220,000)	3.75
Granted	117,000	17.24 (US$13.30)
Balance, November 30, 2018	117,000	17.24 (US$13.30)
Granted	461,500	3.31 (US$2.55)
Cancelled	(117,000)	17.24 (US$13.30)
Balance, November 30, 2019	461,500	3.39 (US$2.55)
Granted	550,000	3.31 (US$2.55)
Exercised	(53,505)	3.31 (US$2.55)

Balance, November 30, 2020	957,995	3.31 (US$2.55)

A summary of the share options outstanding and exercisable at November 30, 2020 is as follows:

Number of Stock Options	Exercise Price	Expiry Date
$
407,995	3.31 (US$2.55)	February 28, 2024
25,000	3.31 (US$2.55)	January 8, 2025
25,000	3.31 (US$2.55)	February 13, 2025
25,000	3.31 (US$2.55)	March 10, 2025
25,000	3.33 (US$2.57)	April 13, 2025
450,000	3.31 (US$2.55)	July 23, 2025
957,995

The weighted average life of share options outstanding at November 30, 2020 was 4.01 years.

Warrants

Agents’ warrants

During the year ended November 30, 2020, the Company issued 213,333 agents warrants with a total fair value of $338,558 and an exercise price of US$1.88 per warrant in connection with the private placement which closed on June 8, 2020.

During the year ended November 30, 2018, the Company issued 8,000 agents’ warrants with an exercise price of US$4.00 per warrant with a total fair value of $24,774 in connection with the October 15, 2018 private placement.

The following weighted average assumptions were used in the Black-Scholes option-pricing model for the valuation of the warrants granted:

	2020	2019	2018
Risk-free interest rate	0.48%	-	2.30%
Dividend yield	nil	-	Nil
Expected life	5.0 years	-	2 years
Volatility	103%	-	105%
Weighted average fair value per warrant	$1.59	-	$3.10

Agents’ warrant transactions are summarized as follows:

	Number of Agents’ Warrants	Weighted Average Exercise Price
		$
Balance, November 30, 2017	4,574	1.25
Issued	8,000	5.19 (US$4.00)
Exercised	(1,837)	1.25
Balance, November 30, 2018	10,737	4.35
Cancelled	(2,737)	1.25
Balance, November 30, 2019	8,000	5.32 (US$4.00)
Issued	213,333	2.44 (US$1.88)
Cancelled	(8,000)	5.19 (US$4.00)

Balance, November 30, 2020	213,333	2.44 (US$1.88)

A summary of the agents’ warrants outstanding and exercisable at November 30, 2020 is as follows:

Number of Agent’s Warrants	Exercise Price	Expiry Date
$
213,333	2.44 (US$1.88)	June 4, 2025
213,333

The weighted average life of agent’s warrants outstanding at November 30, 2020 was 4.52 years.

Share purchase warrants

During the year ended November 30, 2018, the Company issued 800,000 share purchase warrants with an exercise price of US$5.00 per warrant in connection with the October 15, 2018 private placement.

The Company provided an anti-dilution clause on 132,043 warrants issued during the year ended November 30, 2017 that are triggered on exercise of such warrants.  During the year ended November 30, 2018, 72,800 additional warrants with an exercise price of US$2.50 were issued under this provision.

During the year ended November 30, 2019, the Company issued 1,000,167 share purchase warrants with an exercise price of US$1.75 per warrant in connection with the conversion of various convertible debentures.

On October 18, 2019, the Company repriced six tranches of share purchase warrants to US$1.20.

During the year ended November 30, 2020, the Company:

• issued 527,402 share purchase warrants with an exercise price of US$1.75 per warrant in connection with the conversion of various convertible debentures;

• 621,865 share purchase warrants with an exercise price of US$1.20 per warrant in connection with the exercise of the “B” share purchase warrants described under Derivative liability below; and

• 1,333,334 share purchase warrants with an exercise price of US$1.88 per warrant in connection with the registered direct offering which closed in June 2020.

Share purchase warrant transactions are summarized as follows:

	Number of Share Purchase Warrants	Weighted Average Exercise Price
		$
Balance, November 30, 2017	320,946	4.36
Granted	800,000	6.65
Granted on anti-dilution clause	72,800	3.24 (USD$2.50)
Exercised	(51,148)	3.01
Balance, November 30, 2018	1,142,598	6.05
Issued	1,000,167	2.33 (US$1.75)
Exercised	(158,291)	2.33 (US$1.75)
Balance, November 30, 2019	1,984,474	1.92 (US$1.81)
Issued	2,482,601	2.18 (US$1.68)
Exercised	(1,433,366)	1.80 (US$1.39)

Balance, November 30, 2020	3,033,709	2.15 (US$1.66)

A summary of the share purchase warrants outstanding and exercisable at November 30, 2020 is as follows:

Number of Share Purchase Warrants	Exercise Price	Expiry Date
$
800,000	1.56 (US$1.20)	October 15, 2021
876,167	2.27 (US$1.75)	February 26, 2021
24,208	1.56 (US$1.20)	April 6, 2022
1,333,334	2.44 (US$1.88)	June 9, 2025
3,033,709

The weighted average life of share purchase warrants outstanding at November 30, 2020 was 2.30 years.

Restricted share units (“RSUs”)

During the year ended November 30, 2020, the Company granted 1,000,001 RSUs to certain directors, officers, and consultants of the Company which vest 25% on grant (September 3, 2020) and 25% each six months thereafter.  The granted RSUs convert to common shares of the Company upon vesting, accordingly, 250,001 common shares were issued upon grant.

During the year ended November 30, 2020, the Company recorded share-based compensation expense of $905,590 in relation to the issued RSUs.  The fair value of the RSUs was measured using the value on the grant date of US$1.47 per common share.

Number of RSUs

Balance, November 30, 2017, 2018, and 2019	-
Granted	1,000,001
Vested	(250,001)

Balance, November 30, 2020	750,000

Derivative liability

a) On August 30, 2017, the Company completed a non-brokered private placement of 132,043 units for cash proceeds of $126,000. Each unit consisted of one “A” share purchase warrant and one “B” share purchase warrant. Each “A” warrant entitles the holder to purchase one share of the Company for a period of three years from closing at a price of $3.00 per warrant. Each “B” warrant entitles the holder to purchase one share of the Company for a period of three years from closing at a price of $6.00, repriced to USD$1.20 on October 18, 2019.  The warrant agreement provides an anti-dilution clause for each of the A and B warrants that, upon exercise of the warrants, will cause the Company to issue additional warrants sufficient to entitle the warrant holder to acquire 10% of the issued and outstanding common shares of the Company.  Such right is limited to one exercise of either of the A and B warrants and all of the A warrants must be exercised prior to exercising any of the class B warrants.

The anti-dilution right for the A and B share purchase warrants was valued at $126,000 as at November 30, 2017 as the acquisition price approximated fair value due to the recency of the transaction.  During the year ended November 30, 2018, certain A warrants were exercised causing the rights to expire resulting in a decrease to the liability.

During the year ended November 30, 2020, certain B warrants were exercised causing the rights to expire resulting in the elimination of the liability.

As at November 30, 2020, the rights attached to the B warrants were valued at $Nil (2019 - $1,102,277) resulting in a derivative gain of $1,102,277 for the year ended November 30, 2020 (2019 – loss of $1,001,365; 2018 - gain of $25,088).

The following weighted average assumptions were used in the Black-Scholes option-pricing model for the revaluation of the derivative liability as at November 30, 2020, 2019 and 2018:

	2020	2019	2018
Risk-free interest rate	-	1.70%	2.16%
Dividend yield	-	Nil	Nil
Expected life	-	0.75 year	1.75 years
Volatility	-	106%	114%
Probability of exercise	-	75%	20%

b) Due to the Company changing its functional currency from the CAD to the USD during the year ended November 30, 2018, a derivative liability occurred on the date of change on the Company’s previously issued share purchase warrants with CAD exercise prices.  During the year ended November 30, 2019, the share purchase warrants with a CAD exercise price was repriced to USD resulting in the elimination of the derivative liability.

As at November 30, 2019, the Company revalued the derivative liability to $Nil and recorded a gain of $551,846 (2018 - $1,005,240).

The following weighted average assumptions were used in the Black-Scholes option-pricing model for the revaluation of the derivative liability as at November 30, 2020, 2019, and 2018:

	2020	2019	2018
Risk-free interest rate	-	-	2.08%
Dividend yield	-	-	Nil
Expected life	-	-	2.25 years
Volatility	-	-	102%